Financial instruments included in the statement of financial position and impact on income - Additional Information (Details) - EIB fixed rate loan € in Millions	1 Months Ended
Jul. 31, 2018 EUR (€) tranche
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Number of tranches | tranche	3
Top of range
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount | €	€ 40